SCHEDULE OF LIQUIDITY RISKS (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ILS (₪)
IfrsStatementLineItems [Line Items]
Trade payables - over 1 year	$ 3,348
Other accounts payable - over 1 year	2,200		$ 918
Loans - over 1 year	38	₪ 38		₪ 219
Lease liability - over 1 year	2,577
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade payables - over 1 year	3,348
Other accounts payable - over 1 year	2,200
Loans - over 1 year	9
Lease liability - over 1 year	1,030
Later than one year [member]
IfrsStatementLineItems [Line Items]
Trade payables - over 1 year
Other accounts payable - over 1 year
Loans - over 1 year	29
Lease liability - over 1 year	$ 1,959